Inventories - Schedule of Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Trade and other current receivables [abstract]
Raw materials and consumables	$ 18,514	$ 15,306
Work-in-progress	4,789	6,622
Finished goods	15,384	26,952
Service inventory	5,083	7,537
Inventories	$ 43,770	$ 56,417